CONVERTIBLE NOTES	12 Months Ended
Dec. 31, 2023
Debt Disclosure [Abstract]
CONVERTIBLE NOTES
NOTE 10:-    CONVERTIBLE NOTES

2025 Convertible notes

In August 2020, The Company issued $575,000 aggregate principal amount, 0% coupon rate, of Convertible Senior Notes due 2025 (the “2025 Convertible Notes”). The 2025 Convertible Notes mature on August 15, 2025 unless earlier repurchased or converted. Upon conversion, the Company will pay or deliver, as the case may be, cash, ordinary shares or a combination of cash and ordinary shares, at the Company’s election.

The 2025 Convertible Notes are convertible at an initial conversion rate of 2.4813 Ordinary Shares per $1,000 principal amount of 2025 Convertible Notes (equivalent to an initial conversion price of approximately $403.01 per Ordinary Share). The conversion rate is subject to adjustment under certain circumstances in accordance with the terms of the 2025 Indenture. In addition, following certain corporate events that occur prior to the maturity date, or following Company’s delivery of a notice of tax redemption, the Company will, in certain circumstances, increase the conversion rate for a holder who elects to convert his notes in connection with such a corporate event or notice of tax redemption, as the case may be.
NOTE 10:-    CONVERTIBLE NOTES (Cont.)

Conversion terms of the 2025 Convertible notes :

Holders may convert their Convertible Notes at their option at any time prior to the close of business on the business day immediately preceding February 15, 2025 only under the following circumstances:

a.During any calendar quarter commencing after December 31, 2020 (and only during such calendar quarter), if the last reported sale price of Company’s Ordinary Shares, for at least 20 trading days (whether or not consecutive) during a period of 30 consecutive trading days ending on, and including, the last trading day of the immediately preceding quarter is greater than or equal to 130% of the conversion price on each applicable trading day.

b.During the five business day period after any ten consecutive trading day period (the “measurement period”) in which the trading price per USD 1,000 principal amount of Convertible Notes for each trading day of the measurement period was less than 98% of the product of the last reported sale price of the ordinary shares and the conversion rate on each such trading day.

c.If the Company calls the Convertible Notes for a tax redemption, at any time prior to the close of business on the second scheduled trading day immediately preceding the tax redemption date; or

d.Upon the occurrence of specified corporate events.

On or after February 15, 2025 until the close of business on the second scheduled trading day immediately preceding the maturity date, holders may convert their Convertible Notes at any time, regardless of the foregoing circumstances. During the year ended December 31, 2023, the conditions allowing holders of the 2025 Convertible Notes to convert were not met. The Notes are therefore not convertible as of December 31, 2023 and are classified as long-term liability.

Holders of the 2025 Convertible Notes who convert their Notes in connection with certain corporate events that constitute a make-whole fundamental change (as defined in the 2025 Indenture) are, under certain circumstances, entitled to an increase in the conversion rate. Additionally, in the event of a corporate event that constitutes a fundamental change (as defined in the 2025 Indenture), holders of the 2025 Convertible Notes may require the Company to repurchase all or a portion of their Notes at a price equal to 100% of the principal amount of the 2025 Convertible Notes being repurchased, plus any accrued and unpaid interest.
NOTE 10:-    CONVERTIBLE NOTES (Cont.)

The Company may not redeem the Convertible Notes prior to August 21, 2023, except in the event of certain tax law changes. The Company may redeem for cash all or any portion of the 2025 Convertible Notes, at its option, on or after August 21, 2023, if the last reported sale price of its ordinary shares has been at least 130% of the conversion price then in effect for at least 20 trading days (whether or not consecutive) during any 30 consecutive trading day period (including the last trading day of such period) ending on, and including, the trading day immediately preceding the date on which the Company provides notice of the redemption at a redemption price equal to 100% of the principal amount of the 2025 Convertible Notes to be redeemed, plus accrued and unpaid special interest if any, to, but excluding, the redemption date.

Upon the occurrence of a fundamental change (as defined in the Indenture), holders may require the Company to repurchase for cash all or any portion of their Convertible Notes at a fundamental change repurchase price equal to 100% of the principal amount of the Convertible Notes to be repurchased, plus accrued and unpaid special interest, if any, to, but excluding, the fundamental change repurchase date.

The carrying amount of the liability is represented by the face amount of the notes, less total offering costs, plus any amortization of offering costs. The total offering costs upon issuance of the notes were $15,712 and are amortized to interest expense using the effective interest rate method over the contractual term of the notes. Interest expense is recognized at an annual effective interest rate of 0.56% over the contractual term of the notes.

The net carrying amount of the 2025 Convertible Notes were as follows:

	December 31,
	2023	2022

Principal original amount	$575,000	$575,000
Unamortized debt issuance costs	$(5,286)	$(8,434)
Converted to shares	—	—

Net carrying amount	$569,714	$566,566
NOTE 10:-    CONVERTIBLE NOTES (Cont.)

The Company recognized interest expense on the 2025 Convertible Notes as follows:

	Year ended December 31,
	2023	2022	2021

Amortization of debt issuance costs	$3,148	$3,131	$3,114

2025 Capped Call Transactions

In connection with the pricing of the 2025 Convertible Notes, the Company entered into capped call transactions (the “Capped Call Transactions”) with certain of the purchasers of the Convertible Notes.

The 2025 Capped Calls are purchased call options that give the Company the option to purchase the Company's ordinary shares, subject to anti-dilution adjustments substantially identical to those in the 2025 Convertible Notes. The 2025 Capped Calls will expire in 2025, if not exercised earlier.

The 2025 Capped Calls are intended to offset potential dilution to the Company’s ordinary shares and/or offset the potential cash payments that the Company could be required to make in excess of the principal amount upon any conversion of the Convertible Notes under certain circumstances described in the Capped Call Transactions. The 2025 Capped Calls are separate transactions and are not part of the terms of the Convertible 2025 Notes.

As the Capped Call Transactions are considered indexed to the Company's shares and are considered equity classified, they are recorded in shareholders’ equity on the consolidated balance sheets.

The Company paid an aggregate amount of $46,000 for the 2025 Capped Calls. The amount paid for the 2025 Capped Calls was recorded as a reduction to Additional paid-in capital in the consolidated balance sheets.
NOTE 10:-    CONVERTIBLE NOTES (Cont.)

2023 Convertible notes

In June and July of 2018, the Company issued $442,750 aggregate principal amount, 0% coupon rate, of Convertible Senior Notes due 2023 (the “ 2023 Convertible Notes”). The 2023 Convertible Notes were set to mature on July 1, 2023, unless earlier repurchased or converted. The 2023 Convertible Notes first became eligible for optional conversion as of the third quarter of 2020 through the end of the first quarter of 2022. During the first quarter of 2021, the 2023 Convertible Notes were partially converted into 560,770 ordinary shares. The Company fully repaid the remaining principal amount of $362,667 of the 2023 Convertible Notes at maturity on July 1, 2023.

The conversion rate was initially 7.0113 Ordinary Shares per $1,000 principal amount of notes (equivalent to an initial conversion price of approximately $142.63 per Ordinary Share). The conversion rate was subject to adjustment in some events, but was not adjusted for any accrued and unpaid special interest, if any. In addition, if certain corporate events occurred prior to the maturity date, or following the Company’s delivery of a notice of tax redemption, the Company was required, in certain circumstances, to increase the conversion rate for a holder who elected to convert his or her Convertible Notes in connection with such a corporate event or notice of tax redemption, as the case may be.

Conversion terms of the 2023 Convertible Notes:

Holders were able convert their notes at their option at any time prior to the close of business on the business day immediately preceding January 1, 2023 only under the following circumstances:

a.During any calendar quarter commencing after September 30, 2018 (and only during such calendar quarter), if the last reported sale price of the Company’s Ordinary Shares, for at least 20 trading days (whether or not consecutive) during a period of 30 consecutive trading days ending on, and including, the last trading day of the immediately preceding quarter was greater than or equal to 130% of the conversion price on each applicable trading day.

b.During the five business day period after any ten consecutive trading day period (the “measurement period”) in which the trading price per $1,000 principal amount of notes for each trading day of the measurement period was less than 98% of the product of the last reported sale price of the ordinary shares and the conversion rate on each such trading day.
NOTE 10:-    CONVERTIBLE NOTES (Cont.)

c.If the Company called the notes for a tax redemption, at any time prior to the close of business on the second scheduled trading day immediately preceding the tax redemption date; or

d.Upon the occurrence of specified corporate events.

On or after January 1, 2023 until the close of business on the second scheduled trading day immediately preceding the maturity date, holders were able to convert their notes at any time, regardless of the foregoing circumstances. Upon conversion, the Company paid or delivered, as the case may be, cash, Ordinary Shares or a combination of cash and Ordinary Shares, at the Company’s election.

The carrying amount of the liability was represented by the face amount of the notes, less total offering costs, plus any amortization of offering costs. The total offering costs upon issuance of the notes were $12,601 and were amortized to interest expense using the effective interest rate method over the contractual term of the notes. Interest expense was recognized at an annual effective interest rate of 0.58% over the contractual term of the notes.
NOTE 10:-    CONVERTIBLE NOTES (Cont.)

The net carrying amount of the 2023 Convertible Notes were as follows:

	December 31,
	2023	2022

Principal original amount	$442,750	$442,750
Unamortized debt issuance costs	—	(1,046)
Converted to shares	(80,083)	(80,083)
Repayment of convertible notes	(362,667)	—

Net carrying amount	$—	$361,621

The Company recognized interest expense on the 2023 Convertible Notes as follows:

	Year ended December 31,
	2023	2022	2021

Amortization of debt issuance costs	$1,046	$2,082	$2,184

2023 Capped Call Transactions

In connection with the pricing of the 2023 Convertible Notes, the Company entered into privately negotiated capped call transactions (the “2023 Capped Call Transactions”) with certain of the purchasers of the 2023 Convertible Notes. The 2023 Capped Call Transactions covered, collectively, the number of company ordinary shares underlying the 2023 Convertible Notes, subject to anti-dilution adjustments substantially similar to those applicable to the 2023 Convertible Notes. The cost of the 2023 Capped Call Transactions was $45,338. The 2023 Capped Call transactions were expected generally to reduce the potential dilution to the ordinary shares upon any conversion of the 2023 Convertible Notes and/or offset any cash payments the Company would have been required to make in excess of the principal amount upon conversion of the 2023 Convertible Notes under certain events described in the Capped Call Transactions.

As the 2023 Capped Call Transactions were considered indexed to the Company's shares and are considered equity classified, they were recorded in shareholders’ equity on the consolidated balance sheet and were not accounted for as derivatives.
The cost of the 2023 Capped Call Transactions was recorded as a reduction to additional paid-in capital.